CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
CIFC LLC
Common Stock, Dividends, Per Share, Cash Paid	$ 0.40	$ 0.40
CIFC Corp
Common Stock, Dividends, Per Share, Cash Paid	$ 0.40	$ 0.40